Distribution Date:	07/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9090
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767CAQ1	2.031000%	28,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767CAR9	3.140000%	75,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61767CAS7	3.401000%	52,500,000.00	3,415,343.16	876,843.77	9,679.65	0.00	0.00	886,523.42	2,538,499.39	39.13%	30.00%
A-3	61767CAT5	3.295000%	37,500,000.00	31,372,528.51	63,303.14	86,143.73	0.00	0.00	149,446.87	31,309,225.37	39.13%	30.00%
A-4	61767CAU2	3.337000%	130,000,000.00	130,000,000.00	0.00	361,508.33	0.00	0.00	361,508.33	130,000,000.00	39.13%	30.00%
A-5	61767CAV0	3.599000%	156,052,000.00	156,052,000.00	0.00	468,025.96	0.00	0.00	468,025.96	156,052,000.00	39.13%	30.00%
A-S	61767CAY4	3.852000%	58,256,000.00	58,256,000.00	0.00	187,001.76	0.00	0.00	187,001.76	58,256,000.00	28.04%	21.50%
B	61767CAZ1	4.105000%	38,551,000.00	38,551,000.00	0.00	131,876.55	0.00	0.00	131,876.55	38,551,000.00	20.70%	15.88%
C	61767CBA5	4.558000%	28,272,000.00	28,272,000.00	0.00	107,386.48	0.00	0.00	107,386.48	28,272,000.00	15.32%	11.75%
D	61767CAC2	3.356000%	32,554,000.00	32,554,000.00	0.00	91,042.69	0.00	0.00	91,042.69	32,554,000.00	9.13%	7.00%
E	61767CAE8	4.689145%	14,564,000.00	14,564,000.00	0.00	56,910.59	0.00	0.00	56,910.59	14,564,000.00	6.36%	4.88%
F	61767CAG3	4.689145%	6,854,000.00	6,854,000.00	0.00	26,782.83	0.00	0.00	26,782.83	6,854,000.00	5.05%	3.88%
G*	61767CAJ7	4.689145%	26,557,919.00	26,557,031.20	0.00	48,862.74	0.00	0.00	48,862.74	26,557,031.20	0.00%	0.00%
V	61767CAL2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	BCC2DD2V3	4.689145%	17,213,062.56	13,221,910.44	23,612.10	50,287.08	0.00	0.00	73,899.18	13,198,298.34	0.00%	0.00%
R	61767CAN8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,573,981.57	539,669,813.31	963,759.01	1,625,508.39	0.00	0.00	2,589,267.40	538,706,054.30

X-A	61767CAW8	1.228138%	479,752,000.00	320,839,871.68	0.00	328,362.95	0.00	0.00	328,362.95	319,899,724.76
X-B	61767CAX6	0.599588%	125,079,000.00	125,079,000.00	0.00	62,496.54	0.00	0.00	62,496.54	125,079,000.00
X-D	61767CAA6	1.333145%	32,554,000.00	32,554,000.00	0.00	36,166.01	0.00	0.00	36,166.01	32,554,000.00
Notional SubTotal			637,385,000.00	478,472,871.68	0.00	427,025.50	0.00	0.00	427,025.50	477,532,724.76

Deal Distribution Total					963,759.01	2,052,533.89	0.00	0.00	3,016,292.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767CAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767CAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61767CAS7	65.05415543	16.70178610	0.18437429	0.00000000	0.00000000	0.00000000	0.00000000	16.88616038	48.35236933
A-3	61767CAT5	836.60076027	1.68808373	2.29716613	0.00000000	0.00000000	0.00000000	0.00000000	3.98524987	834.91267653
A-4	61767CAU2	1,000.00000000	0.00000000	2.78083331	0.00000000	0.00000000	0.00000000	0.00000000	2.78083331	1,000.00000000
A-5	61767CAV0	1,000.00000000	0.00000000	2.99916669	0.00000000	0.00000000	0.00000000	0.00000000	2.99916669	1,000.00000000
A-S	61767CAY4	1,000.00000000	0.00000000	3.21000000	0.00000000	0.00000000	0.00000000	0.00000000	3.21000000	1,000.00000000
B	61767CAZ1	1,000.00000000	0.00000000	3.42083344	0.00000000	0.00000000	0.00000000	0.00000000	3.42083344	1,000.00000000
C	61767CBA5	1,000.00000000	0.00000000	3.79833333	0.00000000	0.00000000	0.00000000	0.00000000	3.79833333	1,000.00000000
D	61767CAC2	1,000.00000000	0.00000000	2.79666677	0.00000000	0.00000000	0.00000000	0.00000000	2.79666677	1,000.00000000
E	61767CAE8	1,000.00000000	0.00000000	3.90762085	0.00000000	0.00000000	0.00000000	0.00000000	3.90762085	1,000.00000000
F	61767CAG3	1,000.00000000	0.00000000	3.90762037	0.00000000	0.00000000	0.00000000	0.00000000	3.90762037	1,000.00000000
G	61767CAJ7	999.96657118	0.00000000	1.83985575	2.06763452	43.67466668	0.00000000	0.00000000	1.83985575	999.96657118
V	61767CAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2DD2V3	768.13236424	1.37175473	2.92144874	0.08012113	1.69240656	0.00000000	0.00000000	4.29320348	766.76060951
R	61767CAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767CAW8	668.76192633	0.00000000	0.68444311	0.00000000	0.00000000	0.00000000	0.00000000	0.68444311	666.80227443
X-B	61767CAX6	1,000.00000000	0.00000000	0.49965654	0.00000000	0.00000000	0.00000000	0.00000000	0.49965654	1,000.00000000
X-D	61767CAA6	1,000.00000000	0.00000000	1.11095441	0.00000000	0.00000000	0.00000000	0.00000000	1.11095441	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/26 - 06/30/26	30	0.00	9,679.65	0.00	9,679.65	0.00	0.00	0.00	9,679.65	0.00
A-3	06/01/26 - 06/30/26	30	0.00	86,143.73	0.00	86,143.73	0.00	0.00	0.00	86,143.73	0.00
A-4	06/01/26 - 06/30/26	30	0.00	361,508.33	0.00	361,508.33	0.00	0.00	0.00	361,508.33	0.00
A-5	06/01/26 - 06/30/26	30	0.00	468,025.96	0.00	468,025.96	0.00	0.00	0.00	468,025.96	0.00
X-A	06/01/26 - 06/30/26	30	0.00	328,362.95	0.00	328,362.95	0.00	0.00	0.00	328,362.95	0.00
X-B	06/01/26 - 06/30/26	30	0.00	62,496.54	0.00	62,496.54	0.00	0.00	0.00	62,496.54	0.00
A-S	06/01/26 - 06/30/26	30	0.00	187,001.76	0.00	187,001.76	0.00	0.00	0.00	187,001.76	0.00
B	06/01/26 - 06/30/26	30	0.00	131,876.55	0.00	131,876.55	0.00	0.00	0.00	131,876.55	0.00
C	06/01/26 - 06/30/26	30	0.00	107,386.48	0.00	107,386.48	0.00	0.00	0.00	107,386.48	0.00
X-D	06/01/26 - 06/30/26	30	0.00	36,166.01	0.00	36,166.01	0.00	0.00	0.00	36,166.01	0.00
D	06/01/26 - 06/30/26	30	0.00	91,042.69	0.00	91,042.69	0.00	0.00	0.00	91,042.69	0.00
E	06/01/26 - 06/30/26	30	0.00	56,910.59	0.00	56,910.59	0.00	0.00	0.00	56,910.59	0.00
F	06/01/26 - 06/30/26	30	0.00	26,782.83	0.00	26,782.83	0.00	0.00	0.00	26,782.83	0.00
G	06/01/26 - 06/30/26	30	1,100,695.09	103,774.81	0.00	103,774.81	54,912.07	0.00	0.00	48,862.74	1,159,908.26
VRR Interest	06/01/26 - 06/30/26	30	27,644.34	51,666.22	0.00	51,666.22	1,379.13	0.00	0.00	50,287.08	29,131.50
Totals			1,128,339.43	2,108,825.10	0.00	2,108,825.10	56,291.20	0.00	0.00	2,052,533.89	1,189,039.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,016,292.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,118,794.23	Master Servicing Fee	3,575.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,031.86
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	224.86
ARD Interest	0.00	Operating Advisor Fee	1,049.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	319.30
Extension Interest	0.00	Pari Passu Loan Primary Servicing Fee	478.26
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,118,794.23	Total Fees	9,969.11

Principal		Expenses/Reimbursements
Scheduled Principal	963,759.01	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	36,835.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,037.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	418.17
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	963,759.01	Total Expenses/Reimbursements	56,291.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,052,533.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	963,759.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,016,292.90
Total Funds Collected	3,082,553.24	Total Funds Distributed	3,082,553.22

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	539,669,813.31	539,669,813.31	Beginning Certificate Balance	539,669,813.31
(-) Scheduled Principal Collections	963,759.01	963,759.01	(-) Principal Distributions	963,759.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	538,706,054.30	538,706,054.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	539,669,813.33	539,669,813.33	Ending Certificate Balance	538,706,054.30
Ending Actual Collateral Balance	538,799,529.73	538,799,529.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	165,012,307.58	30.63%	9	4.8791	NAP	Defeased	13	165,012,307.58	30.63%	9	4.8791	NAP
5,000,000 or less	5	19,279,618.16	3.58%	9	4.5741	2.072338	1.30 or less	4	99,641,466.67	18.50%	8	4.5824	0.627511
5,000,001 to 10,000,000	8	57,119,661.45	10.60%	9	4.9717	2.558425	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	6	70,054,154.69	13.00%	8	4.5794	2.462786	1.41 to 1.50	2	38,469,654.47	7.14%	7	5.2330	1.437246
15,000,001 to 20,000,000	1	18,798,942.11	3.49%	9	5.0000	1.645600	1.51 to 1.60	1	2,972,031.12	0.55%	9	5.1740	1.562100
20,000,001 to 35,000,000	4	121,245,005.23	22.51%	8	4.7678	0.785815	1.61 to 1.80	2	23,535,937.79	4.37%	9	5.0423	1.642601
35,000,001 to 50,000,000	2	87,196,365.08	16.19%	(1)	4.2172	2.735690	1.81 to 2.00	4	31,515,797.47	5.85%	9	4.8081	1.857051
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	22,172,775.12	4.12%	7	5.1580	2.180166
Totals	39	538,706,054.30	100.00%	7	4.7111	1.831102	2.26 to 2.50	4	29,810,813.28	5.53%	9	4.8588	2.417137
							2.51 or greater	7	125,575,270.80	23.31%	2	4.2212	3.052590
							Totals	39	538,706,054.30	100.00%	7	4.7111	1.831102
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	36	165,012,307.58	30.63%	9	4.8791	NAP
							Defeased	36	165,012,307.58	30.63%	9	4.8791	NAP
Arizona	4	33,839,459.61	6.28%	9	4.8433	1.636754
							Industrial	1	28,634,219.30	5.32%	7	4.3050	0.826300
California	8	60,830,721.84	11.29%	8	4.6716	3.222006
							Lodging	1	5,197,774.62	0.96%	10	4.7400	1.420900
Florida	1	11,755,692.34	2.18%	9	4.8800	1.842700
							Mixed Use	2	44,271,879.85	8.22%	7	5.0101	2.093337
Hawaii	1	37,196,365.08	6.90%	(14)	4.0710	2.647900
							Office	5	97,321,702.03	18.07%	8	4.5816	2.028985
Illinois	1	28,634,219.30	5.32%	7	4.3050	0.826300
							Retail	10	143,108,802.69	26.57%	3	4.5795	1.711579
Louisiana	1	18,798,942.11	3.49%	9	5.0000	1.645600
							Self Storage	9	55,159,368.23	10.24%	8	4.7462	2.850728
New York	1	25,000,000.00	4.64%	10	4.5900	(0.221700)
							Totals	64	538,706,054.30	100.00%	7	4.7111	1.831102
Ohio	1	33,271,879.85	6.18%	7	5.3100	1.439800

Pennsylvania	3	21,152,601.69	3.93%	7	5.0219	1.899961

Tennessee	1	4,347,228.99	0.81%	9	4.1760	2.484300

Texas	2	14,527,729.83	2.70%	9	4.3476	2.380530

Virginia	1	50,000,000.00	9.28%	8	4.3260	2.801000

Washington, DC	3	34,338,906.08	6.37%	8	4.7579	0.851900

Totals	64	538,706,054.30	100.00%	7	4.7111	1.831102

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	165,012,307.58	30.63%	9	4.8791	NAP	Defeased	13	165,012,307.58	30.63%	9	4.8791	NAP
	4.0000% or less	1	11,367,959.00	2.11%	9	3.9700	3.711300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	8	148,031,525.69	27.48%	2	4.2395	2.409717	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	9	129,152,589.39	23.97%	9	4.7490	1.276279	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	8	85,141,672.64	15.80%	8	5.2467	1.874920	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	538,706,054.30	100.00%	7	4.7111	1.831102	49 months or greater	26	373,693,746.72	69.37%	6	4.6369	1.935736
								Totals	39	538,706,054.30	100.00%	7	4.7111	1.831102
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	165,012,307.58	30.63%	9	4.8791	NAP	Defeased	13	165,012,307.58	30.63%	9	4.8791	NAP
	84 months or less	26	373,693,746.72	69.37%	6	4.6369	1.935736	Interest Only	5	126,338,906.08	23.45%	8	4.5001	1.904991
85 months to 97 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	21	247,354,840.64	45.92%	5	4.7067	1.951440
	98 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	538,706,054.30	100.00%	7	4.7111	1.831102	Totals	39	538,706,054.30	100.00%	7	4.7111	1.831102
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	165,012,307.58	30.63%	9	4.8791	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	348,693,746.72	64.73%	6	4.6402	2.090416
	13 months to 24 months	1	25,000,000.00	4.64%	10	4.5900	(0.221700)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	538,706,054.30	100.00%	7	4.7111	1.831102
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	307721002	SS	Various	FL	Actual/360	4.650%	188,211.83	79,919.31	0.00	N/A	05/01/27	03/01/27	48,570,794.29	48,490,874.98	07/01/26
3	307721003	OF	Arlington	VA	Actual/360	4.326%	180,250.00	0.00	0.00	N/A	03/06/27	--	50,000,000.00	50,000,000.00	07/06/26
4	300801598	RT	Aiea	HI	Actual/360	4.071%	126,465.33	81,550.27	0.00	N/A	05/01/25	--	37,277,915.35	37,196,365.08	07/01/26
5	307221005	MU	Cleveland	OH	Actual/360	5.310%	147,641.70	93,475.41	0.00	N/A	02/06/27	--	33,365,355.26	33,271,879.85	07/06/26
6	300801589	IN	Chicago	IL	Actual/360	4.854%	79,295.01	41,469.96	0.00	N/A	03/01/27	12/01/26	19,603,216.03	19,561,746.07	07/01/26
7	300801590	IN	Chicago	IL	Actual/360	4.854%	51,438.67	25,059.01	0.00	N/A	03/01/27	12/01/26	12,716,605.55	12,691,546.54	07/01/26
8	300801582	OF	Washington	DC	Actual/360	4.758%	136,151.04	0.00	0.00	N/A	03/01/27	--	34,338,906.08	34,338,906.08	06/01/26
9	1648228	IN	Chicago	IL	Actual/360	4.305%	102,978.68	70,638.58	0.00	N/A	02/01/27	--	28,704,857.88	28,634,219.30	07/01/26
10	1748857	RT	New York	NY	Actual/360	4.590%	95,625.00	0.00	0.00	N/A	05/05/27	--	25,000,000.00	25,000,000.00	06/05/25
11	307721011	RT	Harvey	LA	Actual/360	5.000%	78,469.45	33,726.27	0.00	N/A	04/01/27	--	18,832,668.38	18,798,942.11	07/01/26
12	453011482	RT	Various	PR	Actual/360	6.290%	61,672.82	62,981.64	0.00	N/A	02/01/27	08/01/26	11,765,879.24	11,702,897.60	07/01/26
13	453011529	RT	Avondale	AZ	Actual/360	4.730%	46,140.50	37,494.44	0.00	N/A	03/01/27	--	11,705,835.73	11,668,341.29	07/01/26
14	307721014	OF	King of Prussia	PA	Actual/360	5.100%	55,283.44	25,073.13	0.00	N/A	01/01/27	--	13,007,869.08	12,982,795.95	07/01/26
15	307721015	OF	Various	Various	Actual/360	5.110%	55,609.15	24,512.24	0.00	N/A	05/01/27	--	13,058,900.54	13,034,388.30	07/01/26
16	307721016	SS	Hawthorne	CA	Actual/360	3.970%	37,704.58	28,891.65	0.00	N/A	04/01/27	--	11,396,850.65	11,367,959.00	07/01/26
17	1648582	RT	Warner Robins	GA	Actual/360	4.700%	46,182.26	23,481.17	0.00	N/A	05/01/27	--	11,791,215.39	11,767,734.22	07/01/26
18	300801595	RT	Wesley Chapel	FL	Actual/360	4.880%	47,893.80	21,472.24	0.00	N/A	04/01/27	--	11,777,164.58	11,755,692.34	07/01/26
19	307721019	98	Various	Various	Actual/360	4.900%	43,197.96	30,306.92	0.00	N/A	05/01/27	--	10,579,092.01	10,548,785.09	07/01/26
20	1748869	RT	Richardson	TX	Actual/360	4.499%	36,234.57	34,348.95	0.00	N/A	04/01/27	--	9,664,698.90	9,630,349.95	07/01/26
21	307721021	RT	Peoria	AZ	Actual/360	4.590%	43,220.14	20,017.65	0.00	N/A	05/01/27	--	11,299,383.76	11,279,366.11	07/01/26
22	307721022	LO	Nashville	TN	Actual/360	4.650%	34,067.08	31,965.46	0.00	N/A	11/01/26	--	8,791,505.63	8,759,540.17	07/01/26
23	1648617	LO	Denver	CO	Actual/360	5.400%	40,222.58	29,104.23	0.00	N/A	04/01/27	--	8,938,350.51	8,909,246.28	07/01/26
25	1647755	MU	Santa Monica	CA	Actual/360	4.103%	37,610.83	0.00	0.00	N/A	04/01/27	--	11,000,000.00	11,000,000.00	07/01/26
26	307721026	SS	Santa Fe Springs	CA	Actual/360	5.240%	40,216.50	19,906.21	0.00	N/A	03/01/27	--	9,209,885.38	9,189,979.17	07/01/26
27	307721027	RT	Lemon Grove	CA	Actual/360	5.280%	43,670.76	14,838.32	0.00	N/A	04/01/27	--	9,925,173.13	9,910,334.81	07/01/26
29	307721029	RT	Various	NY	Actual/360	4.950%	26,030.93	14,177.96	0.00	N/A	03/01/27	--	6,310,529.04	6,296,351.08	07/01/26
30	307721030	SS	Phoenix	AZ	Actual/360	5.240%	26,933.99	13,331.68	0.00	N/A	03/01/27	--	6,168,088.21	6,154,756.53	07/01/26
31	307721031	SS	Corona	CA	Actual/360	5.240%	25,919.35	12,829.46	0.00	N/A	03/01/27	--	5,935,728.99	5,922,899.53	07/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	1749009	MU	Fort Worth	TX	Actual/360	4.150%	18,737.24	13,345.58	0.00	N/A	05/01/27	--	5,417,997.50	5,404,651.92	07/01/26
33	1748758	LO	Quakertown	PA	Actual/360	4.740%	20,578.17	11,888.13	0.00	N/A	05/01/27	--	5,209,662.75	5,197,774.62	07/01/26
34	300801575	SS	Bloomington	CA	Actual/360	4.829%	24,145.00	0.00	0.00	N/A	03/01/27	--	6,000,000.00	6,000,000.00	07/01/26
35	1749008	RT	Fort Worth	TX	Actual/360	4.050%	16,569.99	12,248.15	0.00	N/A	05/01/27	--	4,909,628.03	4,897,379.88	07/01/26
37	307721037	SS	Laveen	AZ	Actual/360	5.210%	20,610.63	10,174.18	0.00	N/A	05/01/27	--	4,747,169.86	4,736,995.68	07/01/26
38	300801597	SS	Corona	CA	Actual/360	4.552%	19,430.12	8,607.76	0.00	N/A	04/01/27	--	5,122,174.60	5,113,566.84	07/01/26
39	1749010	SS	Carrollton	TX	Actual/360	4.150%	15,614.37	11,121.31	0.00	N/A	05/01/27	--	4,514,998.43	4,503,877.12	07/01/26
41	300801596	SS	Murfreesboro	TN	Actual/360	4.176%	15,155.37	7,762.65	0.00	N/A	04/01/27	--	4,354,991.64	4,347,228.99	07/01/26
42	300801600	SS	Fairview	NJ	Actual/360	4.411%	12,300.88	5,749.91	0.00	N/A	04/01/27	--	3,346,418.12	3,340,668.21	07/01/26
43	300801593	RT	Butler	PA	Actual/360	5.174%	12,842.25	6,457.33	0.00	N/A	04/01/27	--	2,978,488.45	2,972,031.12	07/01/26
44	307721044	SS	Calexico	CA	Actual/360	4.360%	8,472.26	5,831.85	0.00	N/A	10/01/26	--	2,331,814.34	2,325,982.49	07/01/26
Totals							2,118,794.23	963,759.01	0.00				539,669,813.31	538,706,054.30
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	24,695,636.00	25,858,846.40	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,632,858.21	0.00	--	--	10/08/25	2,397,656.23	0.00	0.00	0.00	0.00	0.00
5	29,103,894.61	6,423,879.91	01/01/26	03/31/26	--	0.00	0.00	2,688.20	2,688.20	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	4,841,078.00	0.00	--	--	--	0.00	0.00	136,007.96	136,007.96	0.00	0.00
9	4,200,889.93	561,442.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(235,553.00)	0.00	--	--	01/08/26	9,640,599.96	297,136.65	58,393.42	960,554.30	54,696.64	0.00
11	2,397,555.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,664,623.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,272,468.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,984,932.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,595,275.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,988,886.00	513,295.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,325,691.00	369,450.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,510,211.58	483,475.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,593,577.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,791,649.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	944,397.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,159,270.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	673,081.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,582,858.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	843,414.26	236,536.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	609,257.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	937,691.91	220,282.18	02/01/26	04/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	725,195.98	173,017.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	374,143.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	327,923.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,540,904.76	34,840,227.43				12,038,256.19	297,136.65	197,089.58	1,099,250.46	54,696.64	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	0	0.00	0	0.00	1	25,000,000.00	1	37,196,365.08	0	0.00	0	0.00	0	0.00	0	0.00	4.711092%	4.628686%	7
06/17/26	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.711312%	4.628931%	8
05/15/26	1	34,338,906.08	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.711519%	4.629161%	9
04/17/26	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.711735%	4.629402%	10
03/17/26	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.711937%	4.629627%	11
02/18/26	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.712172%	4.629889%	12
01/16/26	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.712370%	4.630110%	13
12/17/25	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.712566%	4.630328%	14
11/18/25	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.712771%	4.630558%	15
10/20/25	1	34,338,906.08	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.712964%	4.630772%	16
09/17/25	1	34,338,906.08	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.713166%	4.630997%	17
08/15/25	2	59,338,906.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.713354%	4.631207%	18
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	307221005	07/06/26	0	B	2,688.20	2,688.20	0.00	33,365,355.26	10/27/20	13
8	300801582	06/01/26	0	B	136,007.96	136,007.96	0.00	34,338,906.08	05/15/25	98
10	1748857	06/05/25	12	6	58,393.42	960,554.30	114,355.58	25,000,000.00	07/21/25	2
Totals					197,089.58	1,099,250.46	114,355.58	92,704,261.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		37,196,365	0	0		37,196,365
0 - 6 Months		68,024,509	68,024,509	0		0
7 - 12 Months		433,485,180	408,485,180	25,000,000		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	538,706,054	513,706,054	0	0	25,000,000	0
Jun-26	539,669,813	514,669,813	0	0	25,000,000	0
May-26	540,574,970	481,236,064	34,338,906	0	25,000,000	0
Apr-26	541,531,231	516,531,231	0	0	25,000,000	0
Mar-26	542,428,672	517,428,672	0	0	25,000,000	0
Feb-26	543,487,745	518,487,745	0	0	25,000,000	0
Jan-26	544,377,077	519,377,077	0	0	25,000,000	0
Dec-25	545,262,724	520,262,724	0	0	25,000,000	0
Nov-25	546,200,180	521,200,180	0	0	25,000,000	0
Oct-25	547,078,271	487,739,365	34,338,906	0	25,000,000	0
Sep-25	548,008,446	488,669,540	34,338,906	25,000,000	0	0
Aug-25	548,879,045	489,540,139	59,338,906	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	300801598	37,196,365.08	37,196,365.09	37,200,000.00	07/22/25	6,632,858.21	2.65710	--	05/01/25	249
5	307221005	33,271,879.85	33,365,355.26	362,000,000.00	12/01/17	26,052,401.86	1.61460	03/31/26	02/06/27	189
8	300801582	34,338,906.08	34,338,906.08	186,800,000.00	12/22/16	4,841,078.00	0.97410	03/31/26	03/01/27	I/O
10	1748857	25,000,000.00	25,000,000.00	15,600,000.00	09/30/25	(235,553.00)	(0.19600)	03/31/26	05/05/27	I/O
Totals		129,807,151.01	129,900,626.43	601,600,000.00		37,290,785.07

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	300801598	RT	HI	05/13/25	13

6/29/2026: Loan transferred to Special Servicing 05/02/25 due to maturity default on 05/01/25. The collateral is located in Aiea, Honolulu County, HI about ten miles northwest of downtown Honolulu. Subject consists of a three-story building attache d to the larger Pearlridge Center enclosed mall as well as a freestanding building that contains 24,748 sf. The Property was built in 1972 and renovated in 2005. The Property contains a total of 153,726 sf of net rentable area (including storage and kiosk s). The site size is 9.31 acres, which is subject to a ground lease, and surface parking is provided for 739 vehicles (4.8 spaces per 1,000 sf). Ground lease expires 4/30/2043, and borrower was unable to refinance. A receiver was appointed on 2/13/26 and CBRE has been engaged as the property manager and leasing agent. The receiver is working to complete required maintenance including the replacement of transformer and is working to renew expiring tenants and market the vacant space for lease.

5	307221005	MU	OH	10/27/20	13

The Loan remains current at this time. The Borrower continues to explore all its options to raise new equity in anticipation of the maturity in February 2027. There are no substantive updates to report this month.

8	300801582	OF	DC	05/15/25	98

As of 7/1/2026, the loan is current. Operating expenses are being funded from the CMA on a monthly basis. The Special Servicer continues to monitor property performance as the March 1, 2027 maturity date approaches.

10	1748857	RT	NY	07/21/25	2

07/07/2026: Loan transferred to Special Servicing on 7/21/2025 due to imminent monetary default. Borrower failed to make the July 2025 loan payment and stated that they can no longer make payments going forward. The collateral is a retail/commerci al condominium unit comprised of 4,425 SF located at 141 Fifth Ave in New York, NY. The Property represents a retail unit within a 12-story mixed use-condominium building. The Building was built in 1900 and renovated in 2010.

The Property includes 3,500 SF of ground floor space and 925 SF of basement storage space. Special Servicer received a PNL and has commenced discussions with the borrower. SS inspected the collateral on 8/28/25. After about 3 years of

100% vacancy, a new lease for 100% of the space has been executed and landlord-required work has already begun. Discussing potential DPO or consensual receiver appointment and formal marketing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	16447181	60,000,000.00	5.46117%	60,000,000.00 5.46117%		10	07/02/20	04/01/20	08/11/20
5	307221005	0.00	5.31000%	0.00	5.31000%	8	10/13/21	10/13/21	--
11	307721011	20,827,259.87	5.00000%	20,827,259.87 5.00000%		10	06/05/20	07/01/20	08/11/20
Totals		80,827,259.87		80,827,259.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	16447181	04/16/21	60,000,000.00	174,800,000.00	71,296,035.10	11,296,035.10	71,296,035.10	60,000,000.00	0.00	0.00	(910.10)	910.10	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			60,000,000.00	174,800,000.00	71,296,035.10	11,296,035.10	71,296,035.10	60,000,000.00	0.00	0.00	(910.10)	910.10

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	16447181	04/26/21	0.00	0.00	0.00	0.00	0.00	910.10	0.00	0.00	910.10
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	910.10	0.00	0.00	910.10

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	(275.47)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	6,951.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,153.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,208.33	0.00	0.00	36,835.12	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	418.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,037.92	0.00	418.17	36,835.12	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		56,291.21

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Supplemental Notes
None

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